Schedule of Components of Lease Expense (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Feb. 28, 2026		Feb. 28, 2025		Feb. 28, 2026		Feb. 28, 2025		May 31, 2025		May 31, 2024
Operating lease cost:
Operating lease expense	$ 6,078		$ 9,715		$ 18,234		$ 27,250		$ 36,068		$ 16,132
Short-term lease expense			10,129		183		10,129		122
Total operating lease cost	6,078		19,844		18,417		37,379		36,190		16,132
Finance lease expense:
Amortization of right-of-use assets	13,548	[1]	13,909	[1]	41,945	[1]	64,991	[1]	78,724	[2]	57,230	[2]
Interest on lease liabilities	2,049		4,514		7,889		12,959		16,826		9,457
Total finance lease cost	15,597		18,423		49,834		77,950		95,550		66,687
Total net lease cost	22,195		38,998		70,204		116,976		$ 131,740		$ 82,819
Variable lease cost	$ 520		$ 731		$ 1,953		$ 1,647

[1]	Amortization of right-of-use assets is included within cost of revenues and selling, general and administrative expense in the unaudited condensed combined statements of operations.
[2]	Amortization of right-of-use assets is included within cost of revenues and selling, general and administrative expense in the combined statements of operations.